Commitments and Contingencies (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies [Abstract]
Commitments and Contingencies
4. Commitments and Contingencies

Litigation

During the ordinary course of the Company’s business, it is subject to various claims and litigation. Management believes that the outcome of such claims or litigation will not have a material adverse effect on the Company’s financial position, results of operations or cash flow.

In September 2019, the Company received a grand jury subpoena prepared by the United States Attorney’s Office for the Eastern District of California (“DOJ”). The subpoena demanded certain categories of information from the Company, some of which the Company has already provided. Management believes that the outcome of such inquiry will not have a material adverse impact of the Company’s financial position, results of operations, or cash flow. On August 4, 2021, the DOJ notified the Company that the DOJ was withdrawing the subpoena issued in September 2019, and that it had no present plan to exercise its discretion to proceed further in the matter. The DOJ cautioned that its decision not to proceed further did not constitute a grant of immunity, and that its plans could change in the future without notice.

Beginning on January 27, 2021, purported stockholders of Silver Spike filed or threatened to file lawsuits in connection with the Merger, including two actions filed in the Supreme Court of the State of New York, captioned, Brait v. Silver Spike Acquisition Corp., et al., Index No. 650629/2021 (N.Y. Sup. Ct.), and Stout v. Silver Spike Acquisition Corp., et al., No. 650686/2021 (N.Y. Sup. Ct.). The operative complaints in the Brait and Stout actions allege that the Registration Statement issued in connection with the Merger omits material information related to the proposed transaction, and asserts claims for breach of fiduciary duty against certain of Silver Spike’s then officers and directors and for aiding and abetting breach of fiduciary duty against Silver Spike. The Stout complaint also asserts aiding and abetting claims against Legacy WMH and Merger Sub. Plaintiffs seek injunctive relief to enjoin the Merger and to require defendants to issue supplemental disclosures as outlined in the complaints or, in the event the transaction is consummated in the absence of such supplemental disclosures, an order rescinding the transaction and awarding rescissory damages. Plaintiffs also seek an award of attorneys’ fees and costs. The Company has received similar demands from other purported shareholders of Silver Spike, including one that attached a draft complaint, styled Fusco v. Silver Spike Acquisition Corp., et al., asserting similar fiduciary duty claims as in the Brait and Stout actions, as well as separate claims for violations of Sections 14(a) and 20(a) of the Securities Exchange Act of 1934; the draft complaint seeks an injunction of the Merger, pending dissemination of supplemental disclosures, unspecified damages and attorneys’ fees and costs. The Brait action was voluntarily discontinued on June 29, 2021.The Company believes that these allegations are without merit. These matters are in the early stages and the Company is unable to reasonably determine the outcome or estimate the loss, if any, and as such, have not recorded a loss contingency.

8. Commitments and contingencies

Operating Leases

The Company leases space in Irvine, California; Los Angeles, California; Denver, Colorado; New York, New York; Ontario, Canada; and Barcelona, Spain. Minimum lease obligations under noncancelable operating leases, which expire at various dates through the year ended 2031, are as follows:

Years ending December 31,
2021	8,225,436
2022	9,605,487
2023	9,897,648
2024	9,405,482
2025 and beyond	35,561,951
$72,696,004

Rent expense for the years ended December 31, 2020, 2019 and 2018 amounted to $11.1 million, $5.6 million, and $4.1 million, respectively, and is included in general and administrative expense in the accompanying consolidated statements of operations.

Litigation

During the ordinary course of the Company’s business, it is subject to various claims and litigation. Management believes that the outcome of such claims or litigation will not have a material adverse effect on the Company’s financial position, results of operations or cash flow.

In September 2019, the Company received a grand jury subpoena prepared by the United States Attorney’s Office for the Eastern District of California. The subpoena demanded certain categories of information from the Company, some of which the Company has already provided. Management believes that the outcome of such inquiry will not have a material adverse impact of the Company’s financial position, results of operations, or cash flow.